Convertible Debentures (Detail) - Fair value of the embedded conversion feature of the Convertible Debenture (USD $)	12 Months Ended		3 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2013 Convertible debentures due January 2015 [Member]
Stock price on valuation date (in Dollars per share)			$ 0.21
Conversion price (in Dollars per share)			$ 0.15
Stock premium for liquidity			57.00%
Term (years)			2 years
Expected volatility	109.00%	107.00%	110.00%
Weighted average risk-free interest rate	1.16%	0.88%	0.30%
Trials (in Shares)			100,000
Aggregate fair value (in Dollars)			$ 1,180,000